December 29, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 4 to the Trust’s Registration Statement under the Securities Act and Amendment No. 6 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add three new series of the Trust to be known as Formidable ETF, Formidable Small/Mid Cap ETF, and Formidable Thematic ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (617) 865-1870 or kenneth.earley@practus.com.

Regards,

/s/ Kenneth R. Earley
On behalf of Practus, LLP

KENNETH R. EARLEY ● PARTNER

Practus, LLP  ●  kenneth.earley@practus.com  ●  Practus.com

p: 617.865.1870